Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	OCM Mutual Fund
Entity Central Index Key	0000745338
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000101831 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Atlas Class
Trading Symbol	OCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Atlas Class/OCMAX)	$103	1.70%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.70%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the six months ended May 31, 2025, the OCM Gold Fund’s Atlas Class gained 43.56%, compared to a 32.30% increase in the Philadelphia Gold and Silver Index and a 1.35% loss for the S&P 500 Index. In the face of a strong U.S. dollar versus other fiat currencies and a robust U.S. equity market, the U.S. dollar gold price (London PM FIX) rose 24.05% over the fiscal period to $3277.55/oz. The central bank bid has underpinned the gold price as central banks continue accumulation of gold as a neutral reserve asset to counter Western sanctions. Central banks are also losing confidence in U.S. Treasuries as a store of value, combined with Trump policies driving a growing trend toward nationalism, has foreigners repatriating capital back to home countries. Thus, there has been selling of both U.S. equities and U.S. Treasuries. The overall investment community has yet to appreciate gold miners' operating margin expansion with gold's average monthly price being over $3,000 per ounce in April and May. In our opinion, Investors remain significantly underweight gold equities in what is already a small sector in comparison to the overall market.
TOP PERFORMANCE CONTRIBUTORS
Lundin Gold, Inc. | Lundin Gold, Inc.’s ("Lundin") share price rose 103.70% over the reporting period. Lundin was a major benefactor of the rise in the gold price at a significantly lower cost relative to peers while the company increases production from 400,000 to 500,000 ounces annually. Lundin also continued to drill their high-grade gold deposit to the south of its current operation with success. Lundin represents 5.98% of the Fund's portfolio as of May 31, 2025.
Catalyst Metals Ltd. | Catalyst Metals Ltd.’s ("Catalyst") share price rose 113.9% over the reporting period. Catalyst’s success is due to the company’s continued execution of increasing production, maintaining costs and successful brownfield exploration. In the past 12-16 months, Catalyst has revamped its leadership team and paid down a majority of the company’s debt. Catalyst recently raised $150MM Australian to underwrite its organic growth strategy and strengthen its balance sheet. Catalyst represents 4.95% of the Fund's portfolio as of May 31, 2025.
AngloGold Ashanti PLC | AngloGold Ashanti PLC's ("AngloGold") share price rose 75.66% over the reporting period. Of the major producers, AngloGold benefited from the rising gold price as well as its ability to manage production costs. AngloGold also closed their deal with Centamin in late 2024, which includes the purchase of Sukari mine. The Sukari mine is expected to add over 450,000 to 500,000 ounces of annual production to AngloGold's diverse production profile. AngloGold represents 4.38% of the Fund's portfolio as of May 31, 2025.
TOP PERFORMANCE DETRACTORS
Aya Gold & Silver, Inc. | Aya Gold & Silver, Inc.'s ("Aya") share price declined 10.47% over the reporting period. Aya oversaw grade issues with their Zgounder mine, which were originally forecasted to be higher than current production levels. The Zgounder mine shifted away from an underground mine to a hybrid, underground open pit operation to efficiently extract the ore body. Aya represents 5.28% of the Fund's portfolio as of May 31, 2025.
Jaguar Mining, Inc. | Jaguar Mining, Inc's. ("Jaguar") share price declined 1.06% over the reporting period. In early December, Jaguar suspended operations at their Turmalina mine due to an incident at their tailings site. Turmalina represents roughly 40% of Jaguar's annual production. Jaguar is anticipating to be permitted to restart operations by the end of 2025. Jaguar represents 4.41% of the Fund's portfolio as of May 31, 2025.
Barrick Gold Corp. | Barrick Gold Corp.'s ("Barrick") share price rose 9.55% over the reporting period, which trailed the physical gold price return over the same period. Barrick continued to suffer significant setbacks with its relationship with the Mali Junta. Barrick’s Loulo-Gounkoto mining complex in Mali accounts for around 14% of its 2025 estimated gold output. Barrick represents 3.65% of the Fund's portfolio as of May 31, 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following line graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period. The table provides the Fund's average annual total returns for the 1-, 5-, and 10-year periods as of May 31, 2025.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of May 31, 2025)	1 Year	5 Years	10 Years
OCM Gold Fund (Atlas Class/OCMAX)	62.68%	13.35%	14.59%
S&P 500 Index	13.52%	15.94%	12.86%
Philadelphia Gold & Silver Index	38.17%	13.03%	12.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 105,000,000.0
Holdings Count | Holding	46
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$105.0M
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Alamos Gold, Inc.	7.2%
Wheaton Precious Metals Corp.	6.6%
Lundin Gold, Inc.	6.0%
Aya Gold & Silver, Inc.	5.3%
Wesdome Gold Mines Ltd.	5.3%
Catalyst Metals Ltd.	5.0%
Jaguar Mining, Inc.	4.4%
AngloGold Ashanti PLC	4.4%
Newmont Corp.	4.3%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Alamos Gold, Inc.	7.2%
Wheaton Precious Metals Corp.	6.6%
Lundin Gold, Inc.	6.0%
Aya Gold & Silver, Inc.	5.3%
Wesdome Gold Mines Ltd.	5.3%
Catalyst Metals Ltd.	5.0%
Jaguar Mining, Inc.	4.4%
AngloGold Ashanti PLC	4.4%
Newmont Corp.	4.3%

C000014470 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Investor Class
Trading Symbol	OCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Investor Class/OCMGX)	$133	2.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.20%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the six months ended May 31, 2025, the OCM Gold Fund’s Investor Class gained 43.05% (without sales load) and 36.60% (with sales load), compared to a 32.30% increase in the Philadelphia Gold and Silver Index and a 1.35% loss for the S&P 500 Index. In the face of a strong U.S. dollar versus other fiat currencies and a robust U.S. equity market, the U.S. dollar gold price (London PM Fix) rose 24.05% over the fiscal period to $3277.55/oz. The central bank bid has underpinned the gold price as central banks continue accumulation of gold as a neutral reserve asset to counter Western sanctions. Central banks are also losing confidence in U.S. Treasuries as a store of value, combined with Trump policies driving a growing trend toward nationalism, has foreigners repatriating capital back to home countries. Thus, there has been selling of both U.S. equities and U.S. Treasuries. The overall investment community has yet to appreciate gold miners' operating margin expansion with gold's average monthly price being over $3,000 per ounce in April and May. In our opinion, Investors remain significantly underweight gold equities in what is already a small sector in comparison to the overall market.
TOP PERFORMANCE CONTRIBUTORS
Lundin Gold, Inc. | Lundin Gold, Inc.’s ("Lundin") share price rose 103.70% over the reporting period. Lundin was a major benefactor of the rise in the gold price at a significantly lower cost relative to peers while the company increases production from 400,000 to 500,000 ounces annually. Lundin also continued to drill their high-grade gold deposit to the south of its current operation with success. Lundin represents 5.98% of the Fund's portfolio as of May 31, 2025.
Catalyst Metals Ltd. | Catalyst Metals Ltd.’s ("Catalyst") share price rose 113.9% over the reporting period. Catalyst’s success is due to the company’s continued execution of increasing production, maintaining costs and successful brownfield exploration. In the past 12-16 months, Catalyst has revamped its leadership team and paid down a majority of the company’s debt. Catalyst recently raised $150MM Australian to underwrite its organic growth strategy and strengthen its balance sheet. Catalyst represents 4.95% of the Fund's portfolio as of May 31, 2025.
AngloGold Ashanti PLC | AngloGold Ashanti PLC's ("AngloGold") share price rose 75.66% over the reporting period. Of the major producers, AngloGold benefited from the rising gold price as well as its ability to manage production costs. AngloGold also closed their deal with Centamin in late 2024, which includes the purchase of Sukari mine. The Sukari mine is expected to add over 450,000 to 500,000 ounces of annual production to AngloGold's diverse production profile. AngloGold represents 4.38% of the Fund's portfolio as of May 31, 2025.
TOP PERFORMANCE DETRACTORS
Aya Gold & Silver, Inc. | Aya Gold & Silver, Inc.'s ("Aya") share price declined 10.47% over the reporting period. Aya oversaw grade issues with their Zgounder mine, which were originally forecasted to be higher than current production levels. The Zgounder mine shifted away from an underground mine to a hybrid, underground open pit operation to efficiently extract the ore body. Aya represents 5.28% of the Fund's portfolio as of May 31, 2025.
Jaguar Mining, Inc. | Jaguar Mining, Inc's. ("Jaguar") share price declined 1.06% over the reporting period. In early December, Jaguar suspended operations at their Turmalina mine due to an incident at their tailings site. Turmalina represents roughly 40% of Jaguar's annual production. Jaguar is anticipating to be permitted to restart operations by the end of 2025. Jaguar represents 4.41% of the Fund's portfolio as of May 31, 2025.
Barrick Gold Corp. | Barrick Gold Corp.'s ("Barrick") share price rose 9.55% over the reporting period, which trailed the physical gold price return over the same period. Barrick continued to suffer significant setbacks with its relationship with the Mali Junta. Barrick’s Loulo-Gounkoto mining complex in Mali accounts for around 14% of its 2025 estimated gold output. Barrick represents 3.65% of the Fund's portfolio as of May 31, 2025.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following line graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period. The table provides the Fund's average annual total returns for the 1-, 5-, and 10-year periods as of May 31, 2025.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of May 31, 2025)	1 Year	5 Years	10 Years
OCM Gold Fund (Investor Class/OCMGX)[1]	54.31%	11.64%	13.26%
OCM Gold Fund (Investor Class/OCMGX)—excluding sales load	61.64%	12.66%	13.79%
S&P 500 Index	13.52%	15.94%	12.86%
Philadelphia Gold & Silver Index	38.17%	13.03%	12.70%
1	Maximum sales charge (load) of 4.50% of offering price.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 105,000,000.0
Holdings Count | Holding	46
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$105.0M
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Alamos Gold, Inc.	7.2%
Wheaton Precious Metals Corp.	6.6%
Lundin Gold, Inc.	6.0%
Aya Gold & Silver, Inc.	5.3%
Wesdome Gold Mines Ltd.	5.3%
Catalyst Metals Ltd.	5.0%
Jaguar Mining, Inc.	4.4%
AngloGold Ashanti PLC	4.4%
Newmont Corp.	4.3%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	7.3%
Alamos Gold, Inc.	7.2%
Wheaton Precious Metals Corp.	6.6%
Lundin Gold, Inc.	6.0%
Aya Gold & Silver, Inc.	5.3%
Wesdome Gold Mines Ltd.	5.3%
Catalyst Metals Ltd.	5.0%
Jaguar Mining, Inc.	4.4%
AngloGold Ashanti PLC	4.4%
Newmont Corp.	4.3%

[1]	Annualized.
[2]	Annualized.